                                                                Jan Fischer-Wade
                                                    Lincoln Benefit Life Company
                                                             Phone: 402.328.5708
                                                       Email: jfis6@allstate.com

VIA EDGAR TRANSMISSION

May 1, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Lincoln Benefit Life Company
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrants shown below, we hereby certify that:
1.       For each Registration Statement shown below, the form of Prospectuses and of Statements of Additional
         Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and
2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                                                      Registration
Registrant                                Depositor                                1940 Act #          Statement

Lincoln Benefit Life Variable Annuity     Lincoln Benefit Life Company             811-7924        333-109688
Account
                                                                                                   333-50545

You may direct any questions regarding this filing to the undersigned at (402)-328-5708.

Very truly yours,

/s/ JAN FISCHER-WADE

Jan Fischer-Wade